Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	In Thousands
	2022	2021
Deferred tax asset:
Federal	$40,690	11,604
State	13,095	3,613
	53,785	15,217
Deferred tax liability:
Federal	(1,850)	(1,822)
State	(612)	(603)
	(2,462)	(2,425)
Net deferred tax asset	$51,323	12,792
	In Thousands
	2022	2021
Financial statement allowance for credit losses in excess of tax allowance	$10,128	10,129
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,801)	(2,098)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,464	1,347
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Financial statement off-balance sheet exposure allowance for credit losses in excess of tax allowance	1,604	—
Unrealized loss on securities available-for-sale	39,073	2,235
Equity based compensation	1,224	1,028
Other items, net	(42)	478
Net deferred tax asset	$51,323	12,792

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	In Thousands
	Federal	State	Total
2022
Current	$15,096	2,011	17,107
Deferred	(1,565)	(486)	(2,051)
Total	$13,531	1,525	15,056
2021
Current	$13,580	2,084	15,664
Deferred	(698)	(234)	(932)
Total	$12,882	1,850	14,732
2020
Current	$11,383	1,539	12,922
Deferred	(2,503)	(801)	(3,304)
Total	$8,880	738	9,618

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	In Thousands
	2022	2021	2020
Computed “expected” tax expense	$14,301	13,473	10,103
State income taxes, net of Federal income tax benefit	1,117	1,584	552
Tax exempt interest, net of interest expense exclusion	(274)	(237)	(245)
Earnings on cash surrender value of life insurance	(273)	(205)	(173)
Expenses not deductible for tax purposes	23	12	14
Equity based compensation	(55)	(28)	(6)
Other	217	133	(627)
	$15,056	14,732	9,618